UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisor Class: (VMDAX)
Institutional Class: (VMDIX)

SEMI-ANNUAL REPORT
March 31, 2013

Victoria 1522 Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Victoria 1522 Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.victoria1522.com

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 98.6%
	ARGENTINA – 1.7%
17,200	Telecom Argentina S.A. - ADR	$249,572

	BRAZIL – 13.4%
26,600	Banco do Brasil S.A.	360,406
2,200	Centrais Eletricas Brasileiras S.A.	13,826
4,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	218,448
4,400	Cia de Bebidas das Americas - ADR	186,252
11,800	Itau Unibanco Holding S.A.	209,746
17,300	Marcopolo S.A.	122,679
12,300	Petroleo Brasileiro S.A. - ADR	203,811
11,200	Raia Drogasil S.A.	119,438
8,700	Ultrapar Participacoes S.A.	220,557
6,000	Ultrapar Participacoes S.A. - ADR	152,280
12,900	Vale S.A.	213,468
		2,020,911
	CHINA – 15.6%
55,000	Anhui Conch Cement Co., Ltd. - Class H	183,374
21,900	China Mobile Ltd.	232,278
1,300	China Mobile Ltd. - ADR	69,069
228,000	China Overseas Land & Investment Ltd.	630,570
91,200	CNOOC Ltd.	175,367
17,500	Hengan International Group Co., Ltd.	171,681
536,000	Lenovo Group Ltd.	534,598
126,000	Sunny Optical Technology Group Co., Ltd.	145,728
32,000	Tsingtao Brewery Co., Ltd. - Class H	204,181
		2,346,846
	INDIA – 5.3%
8,700	HDFC Bank Ltd. - ADR	325,554
8,800	Infosys Ltd. - ADR	474,408
		799,962
	INDONESIA – 1.4%
392,500	Bank Negara Indonesia Persero Tbk P.T.	204,475

	KENYA – 0.6%
1,182,400	Safaricom Ltd.	82,953

	MALAYSIA – 4.4%
96,500	Axiata Group Bhd	206,535
116,700	Gamuda Bhd	155,793
99,800	Malayan Banking Bhd	303,155
		665,483

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO – 7.3%
47,140	Alfa S.A.B. de C.V. - Class A	$115,107
8,900	America Movil S.A.B. de C.V. - ADR	186,544
4,400	Fomento Economico Mexicano S.A.B. de C.V. - ADR	499,400
26,900	Grupo Financiero Banorte S.A.B. de C.V. - Class O	214,912
16,600	Mexichem S.A.B. de C.V.*	89,038
		1,105,001
	NIGERIA – 0.7%
794,900	Zenith Bank PLC	106,697

	PAKISTAN – 0.7%
65,700	Lucky Cement Ltd.	111,635

	PANAMA – 1.8%
2,300	Copa Holdings S.A. - Class A	275,103

	PERU – 1.0%
900	Credicorp Ltd.	149,445

	PHILIPPINES – 2.4%
205,800	Alliance Global Group, Inc.	106,701
90,700	Metropolitan Bank & Trust	260,035
		366,736
	QATAR – 2.3%
2,640	Industries Qatar QSC	116,740
4,300	Qatar National Bank SAQ	158,229
2,400	Qatar Telecom Qtel QSC	75,197
		350,166
	RUSSIA – 9.9%
32,000	Gazprom OAO - ADR	272,000
11,100	Lukoil OAO - ADR	715,950
22,300	Sberbank of Russia - ADR	286,892
12,900	X5 Retail Group N.V. - GDR*	217,508
		1,492,350
	SOUTH AFRICA – 6.3%
7,800	AngloGold Ashanti Ltd. - ADR	183,690
98,300	FirstRand Ltd.	344,570
21,700	Nampak Ltd.	75,726
1,400	Sasol Ltd.	61,997
3,610	Sasol Ltd. - ADR	160,067
6,600	Shoprite Holdings Ltd.	131,287
		957,337

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA – 7.1%
1,090	Hyundai Motor Co.	$220,338
619	Samsung Electronics Co., Ltd.	843,716
		1,064,054
	TAIWAN – 3.9%
18,000	Delta Electronics, Inc.	75,245
112,829	Taiwan Semiconductor Manufacturing Co., Ltd.	377,893
7,000	TPK Holding Co., Ltd.	140,141
		593,279
	THAILAND – 5.7%
28,200	Advanced Info Service PCL	227,827
17,300	Siam Cement PCL	284,222
58,300	Siam Commercial Bank PCL	354,553
		866,602
	TURKEY – 4.3%
3,300	Anadolu Efes Biracilik Ve Malt Sanayii AS	52,862
14,400	Arcelik AS	101,918
25,932	Aselsan Elektronik Sanayi Ve Ticaret AS	150,545
4,000	Coca-Cola Icecek AS	113,316
9,610	Koza Altin Isletmeleri AS	224,761
		643,402
	UNITED ARAB EMIRATES – 1.1%
117,700	Emaar Properties PJSC	167,648

	UNITED KINGDOM – 1.7%
4,400	Bank of Georgia Holdings PLC	103,126
211,895	Centamin PLC*	159,927
		263,053
	TOTAL COMMON STOCKS (Cost $12,407,341)	14,882,710

Principal Amount
	SHORT-TERM INVESTMENTS – 1.6%
$242,428	UMB Money Market Fiduciary Fund, 0.01%1	242,428

TOTAL SHORT-TERM INVESTMENTS (Cost $242,428)	242,428

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.2% (Cost $12,649,769)	$15,125,138
Liabilities in Excess of Other Assets – (0.2)%	(33,718)

TOTAL NET ASSETS – 100.0%	$15,091,420

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Regional Banks	20.1%
Integrated Oil	7.9%
Wireless Telecommunications	7.2%
Electronics/Appliances	6.3%
Real Estate Development	5.3%
Beverages: Non-Alcoholic	4.1%
Precious Metals	3.8%
Food Retail	3.8%
Computer Processing Hardware	3.5%
Information Technology Services	3.1%
Beverages: Alcoholic	2.9%
Oil & Gas Production	2.6%
Semiconductors	2.5%
Chemicals: Specialty	2.5%
Oil Refining/Marketing	2.5%
Financial Conglomerates	2.3%
Construction Materials	1.9%
Airlines	1.8%
Major Telecommunications	1.6%
Industrial Conglomerates	1.5%
Motor Vehicles	1.5%
Steel	1.4%
Household/Personal Care	1.1%
Engineering & Construction	1.0%
Aerospace & Defense	1.0%
Medical Specialties	1.0%
Electronic Components	0.9%
Trucks/Construction/Farm Machinery	0.8%
Drugstore Chains	0.8%
Chemicals: Agricultural	0.8%
Containers/Packaging	0.5%
Electronic Equipment/Instruments	0.5%
Electric Utilities	0.1%
Total Common Stocks	98.6%
Short-Term Investments	1.6%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2013 (Unaudited)

Assets:
Investments in securities, at value (cost $12,649,769)	$15,125,138
Cash, denominated in foreign currency (cost $200,841)	199,998
Receivables:
Investment securities sold	25,853
Dividends and interest	32,174
Advisor	7,082
Prepaid expenses	14,887
Total assets	15,405,132

Liabilities:
Payables:
Investment securities purchased	275,204
Distribution Plan - Advisor Class (Note 7)	339
Fund accounting fees	8,150
Auditing fees	7,895
Transfer agent fees and expenses	7,029
Custody fees	5,537
Fund administration fees	2,432
Trustees' fees and expenses	839
Accrued other expenses	6,287
Total liabilities	313,712

Net Assets	$15,091,420

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,240,999
Accumulated net investment loss	(4,816)
Accumulated net realized loss on investments and foreign currency transactions	(1,619,280)
Net unrealized appreciation (depreciation) on:
Investments	2,475,369
Foreign currency translations	(852)
Net Assets	$15,091,420

Advisor Class:
Net assets applicable to shares outstanding	$1,510,587
Shares of beneficial interest issued and outstanding	112,554
Offering and redemption price per share	$13.42

Institutional Class:
Net assets applicable to shares outstanding	$13,580,833
Shares of beneficial interest issued and outstanding	1,008,912
Offering and redemption price per share	$13.46

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,619)	$114,107
Interest	18
Total investment income	114,125

Expenses:
Advisory fees	77,213
Fund accounting fees	27,300
Fund administration fees	23,526
Transfer agent fees and expenses	21,621
Custody fees	18,732
Registration fees	11,218
Legal fees	8,732
Auditing fees	7,896
Shareholder reporting fees	5,259
Chief Compliance Officer fees	4,886
Miscellaneous	2,883
Trustees' fees and expenses	2,751
Distribution fees - Advisor Class (Note 7)	2,078
Insurance fees	757
Total expenses	214,852
Less: advisory fees waived	(77,213)
Less: other fees waived	(26,213)
Net expenses	111,426
Net investment income	2,699

Net realized gain (loss) on:
Investments	211,516
Foreign currency transactions	(4,807)
Total net realized gain	206,709
Net change in unrealized appreciation/depreciation on:
Investments	527,053
Foreign currency translations	(1,055)
Total net change in unrealized appreciation/depreciation	525,998
Net realized and unrealized gain on investments and foreign currency	732,707

Net Increase in Net Assets from Operations	$735,406

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Increase in Net Assets From:
Operations:
Net investment income	$2,699	$89,932
Net realized gain (loss) on investments and foreign currency transactions	206,709	(1,809,819)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	525,998	3,232,803
Net increase in net assets resulting from operations	735,406	1,512,916

Distributions to Shareholders:
From net investment income:
Advisor Class	(110)	(8,299)
Institutional Class	(39,366)	(88,922)
From net realized gains:
Advisor Class	—	(87,342)
Institutional Class	—	(471,255)
Total distributions to shareholders	(39,476)	(655,818)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	134,155	682,442
Institutional Class	188,170	2,454,131
Total net proceeds from shares sold	322,325	3,136,573

Reinvestment of distributions:
Advisor Class	110	95,276
Institutional Class	27,156	424,730
Total reinvestment of distributions	27,266	520,006

Cost of shares redeemed:
Advisor Class1	(388,513)	(1,919,232)
Institutional Class2	(508,117)	(1,063,332)
Total cost of shares redeemed	(896,630)	(2,982,564)

Net increase (decrease) from capital transactions	(547,039)	674,015

Total increase in net assets	148,891	1,531,113

Net Assets:
Beginning of period	14,942,529	13,411,416
End of period	$15,091,420	$14,942,529

Accumulated net investment income (loss)	$(4,816)	$31,961

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Capital Share Transactions:
Shares sold:
Advisor Class	9,943	52,938
Institutional Class	13,892	186,374
Total shares sold	23,835	239,312

Shares reinvested:
Advisor Class	8	7,926
Institutional Class	2,007	35,218
Total shares reinvested	2,015	43,144

Shares redeemed:
Advisor Class	(29,017)	(149,613)
Institutional Class	(38,331)	(88,207)
Total shares redeemed	(67,348)	(237,820)

Net increase (decrease) from capital share transactions	(41,498)	44,636

1 Net of redemption fee proceeds of $299 and $743, respectively.
2 Net of redemption fee proceeds of $438 and $0, respectively.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS – Advisor Class

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010	For the Period October 1, 2008* to September 30, 2009

Net asset value, beginning of period	$12.80		$11.93	$16.53	$17.02	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.01)		0.05	0.13	(0.01)	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.36	(2.35)	3.19	6.94
Total from investment operations	0.62		1.41	(2.22)	3.18	7.05
Less Distributions:
From net investment income	—	2	(0.05)	(0.03)	(0.09)	(0.03)
From net realized gains	—		(0.49)	(2.35)	(3.58)	—
Total distributions	—		(0.54)	(2.38)	(3.67)	(0.03)
Net asset value, end of period	$13.42		$12.80	$11.93	$16.53	$17.02

Total return	4.85	%3	12.12%	(16.45)%	20.90%	70.70	%3

Ratios and Supplemental Data:
Net assets, end of period	$1,510,587		$1,684,181	$2,630,039	$2,453,561	$2,897,137

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.07	%4	3.09%	2.91%	3.39%	5.54	%4
After fees waived and expenses absorbed	1.70	%4	1.90%	1.90%	1.90%	1.90	%4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.56	)%4	(0.81)%	(0.17)%	(1.55)%	(2.79	)%4
After fees waived and expenses absorbed	(0.19	)%4	0.38%	0.84%	(0.06)%	0.85	%4

Portfolio turnover rate	40	%3	149%	122%	125%	168	%3

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Amount represents less than $0.01 per share.
3 Not annualized.
4 Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS – Institutional Class

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010	For the Period October 1, 2008* to September 30, 2009

Net asset value, beginning of period	$12.86		$12.01	$16.63	$17.05	$10.00
Income from Investment Operations:
Net investment income1	0.01		0.08	0.17	0.03	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		1.35	(2.37)	3.20	6.95
Total from investment operations	0.99		1.43	(2.20)	3.23	7.08
Less Distributions:
From net investment income	(0.39)		(0.09)	(0.07)	(0.07)	(0.03)
From net realized gains	—		(0.49)	(2.35)	(3.58)	—
Total distributions	(0.39)		(0.58)	(2.42)	(3.65)	(0.03)
Net asset value, end of period	$13.46		$12.86	$12.01	$16.63	$17.05

Total return	4.97	%2	12.29%	(16.25)%	21.19%	71.00	%2

Ratios and Supplemental Data:
Net assets, end of period	$13,580,833		$13,258,348	$10,781,377	$11,054,769	$8,664,115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.82	%3	2.84%	2.65%	3.14%	5.29	%3
After fees waived and expenses absorbed	1.45	%3	1.65%	1.65%	1.65%	1.65	%3
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.31	)%3	(0.56)%	0.09%	(1.30)%	(2.54	)%3
After fees waived and expenses absorbed	0.06	%3	0.63%	1.09%	0.19%	1.10	%3

Portfolio turnover rate	40	%2	149%	122%	125%	168	%2

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Victoria 1522 Investments, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  Prior to December 31, 2012, the Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively, until January 31, 2014 (it will automatically renew for an additional one year period).  Prior to December 31, 2012, the Advisor contractually agreed to limit total annual operating expenses to 1.90% and 1.65% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively.

For the six months ended March 31, 2013, the Advisor waived all of its advisory fees and absorbed other expenses of $103,426.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than September 30 of the years stated below:

2013:	$191,057
2014:	162,565
2015:	179,602
2016:	103,426
$636,650

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2013, are reported on the Statement of Operations.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

Note 4 – Federal Income Taxes
At March 31, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,727,296

Gross unrealized appreciation	2,684,123
Gross unrealized depreciation	(287,132)
Net unrealized appreciation on investments and foreign currency translations	$2,396,991

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$31,389
Undistributed long-term gains	-
Tax accumulated earnings	31,289
Accumulated capital and other losses	(1,809,818)

Unrealized appreciation (depreciation) on investments	1,932,145
Unrealized appreciation (depreciation) on foreign currency	875
Total accumulated earnings	$154,491

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of September 30, 2012, the Fund had $1,809,818 of post-October capital losses which are deferred until October 1, 2012 for tax purposes.

The tax character of distributions paid during the fiscal years ended September 30, 2012 and September 30, 2011 were as follows:

Distribution paid from:	September 30, 2012	September 30, 2011
Ordinary income	$97,730	$1,683,209
Long-term capital gains	558,088	465,748
Total distributions	$655,818	$2,148,957

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended March 31, 2013, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the six months ended March 31, 2013, purchases and sales of investments, excluding short-term investments, were $5,876,490 and $6,263,270, respectively.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC effective January 1, 2013.  Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

For the six months ended March 31, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 31	Total
Investments
Common Stocks
Communications	$505,185	$824,790	$-	$1,329,975
Consumer Durables	-	1,165,972	-	1,165,972
Consumer Non-Durables	685,652	542,040	-	1,227,692
Electronic Technology	75,245	1,203,177	-	1,278,422
Energy Minerals	1,724,665	237,364	-	1,962,029
Finance	1,045,151	3,134,862	-	4,180,013
Health Technology	-	145,728	-	145,728
Industrial Services	-	155,793	-	155,793
Non-Energy Minerals	397,158	679,697	-	1,076,855
Process Industries	-	565,726	-	565,726
Producer Manufacturing	122,679	221,808	-	344,487
Retail Trade	337,886	348,795	-	686,681
Technology Services	474,408	-	-	474,408
Transportation	275,103	-	-	275,103
Utilities	13,826	-	-	13,826
Short-Term Investments	242,428	-	-	242,428
Total Investments	$5,899,386	$9,225,752	$-	$15,125,138

1 The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  The following is a reconciliation of transfers between Levels from September 30, 2013 to March 31, 2013, represented by recognizing the March 31, 2013 market value of securities:

Transfers into Level 1	$-
Transfers out of Level 1	(330,019)
Net transfers in (out) of Level 1	$(330,019)

Transfers into Level 2	$330,019
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$330,019

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a  possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”).  Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended March 31, 2013, the Fund did not enter into any forward contracts.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Victoria 1522 Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/12 to 3/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13
Advisor Class
Actual Performance	$1,000.00	$1,048.50	$8.68
Hypothetical (5% annual return before expenses)	1,000.00	1,016.49	8.55

Institutional Class
Actual Performance	1,000.00	1,049.70	7.41
Hypothetical (5% annual return before expenses)	1,000.00	1,017.77	7.30

* Expenses are equal to the Fund’s annualized expense ratio of 1.70% and 1.45% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Victoria 1522 Fund
a series of the Investment Managers Series Trust

Investment Advisor
Victoria 1522 Investments, LP
244 California Street, Suite 610
San Francisco, California 94111

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Victoria 1522 Fund Advisor Class	VMDAX	461 418 881
Victoria 1522 Fund Institutional Class	VMDIX	461 418 873

Privacy Principles of the Victoria 1522 Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Victoria 1522 Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 819-1522 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 819-1522 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 819-1522. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Victoria 1522 Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-888-819-1522

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/7/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/7/13